Annual Total Returns- Inverse SP 500 Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse SP 500 Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.27%)	(16.96%)	(27.03%)	(14.92%)	(5.25%)	(13.17%)	(18.20%)	3.26%	(23.42%)	(25.66%)